Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Examination [Line Items]
Valuation allowance	$ 14,705,000	$ 19,308,000
Unused non-capital tax losses	67,883,000	$ 71,999,000
Investment tax credits	$ 6,808,000
Tax credits expiration period	2018 to 2032
Uncertain income tax positions	$ 0
Canada [Member]
Income Tax Examination [Line Items]
Valuation allowance	2,524,000
Unused non-capital tax losses	40,424,000
Ireland [Member]
Income Tax Examination [Line Items]
Valuation allowance	14,000
U.S. [Member]
Income Tax Examination [Line Items]
Valuation allowance	10,864,000
Unused non-capital tax losses	21,467,000
India [Member]
Income Tax Examination [Line Items]
Valuation allowance	1,147,000
Other Country [Member]
Income Tax Examination [Line Items]
Valuation allowance	$ 156,000